UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 1.5%
53,300	Aerovironment, Inc.*	$1,044,147
5,900	Cubic Corp.	162,427
4,200	Stanley, Inc.*	74,844
3,600	United Industrial Corp.	227,376

		1,508,794

Airlines — 0.3%
8,600	Allegiant Travel Co.*	252,754
8,900	ExpressJet Holdings, Inc.*	46,547

		299,301

Auto Components — 0.5%
6,800	Cooper Tire & Rubber Co.	156,332
78,600	Hayes Lemmerz International, Inc.*	377,280

		533,612

Biotechnology — 4.6%
900	Applera Corp. — Celera Group*	10,818
19,870	Cubist Pharmaceuticals, Inc.*	458,202
600	GTx, Inc.*	9,222
25,200	Isis Pharmaceuticals, Inc.*	262,332
15,400	Myriad Genetics, Inc.*(a)	575,652
45,500	Omrix Biopharmaceuticals, Inc.*	1,304,940
22,200	Pharmion Corp.*	540,792
78,600	Savient Pharmaceuticals, Inc.*	930,624
7,500	Tanox, Inc.*	146,250
2,700	United Therapeutics Corp.*	187,272
10,300	Vanda Pharmaceuticals, Inc.*	192,713

		4,618,817

Building Products — 0.3%
30,700	PGT, Inc.*	315,903

Capital Markets — 0.8%
500	Cohen & Steers, Inc.	17,225
48,965	Cowen Group, Inc.*	703,137
2,500	Janus Capital Group, Inc.	75,150

		795,512

Chemicals — 3.3%
14,700	CF Industries Holdings, Inc.	844,956
101,285	Terra Industries, Inc.*	2,484,521

		3,329,477

Commercial Banks — 0.1%
3,500	Preferred Bank	134,400

Commercial Services & Supplies — 6.7%
8,900	ABM Industries, Inc.	223,924
20,900	COMSYS IT Partners, Inc.*	379,544

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — (continued)
61,700	Diamond Management & Technology Consultants, Inc.	$666,977
6,100	GeoEye, Inc.*	126,575
21,800	Hudson Highland Group, Inc.*	359,700
11,500	Labor Ready, Inc.*	270,940
42,860	School Specialty, Inc.*	1,476,099
126,300	Spherion Corp.*	1,115,229
15,100	TeleTech Holdings, Inc.*	442,883
19,000	United Stationers, Inc.	1,211,060
13,500	Waste Connections, Inc.*	418,500
500	Waste Industries USA, Inc.	15,965

		6,707,396

Communications Equipment — 2.0%
15,800	Dycom Industries, Inc.*	441,610
61,888	EMS Technologies, Inc.*	1,359,679
2,600	Loral Space & Communications, Inc.*	107,614
12,900	Network Equipment Technologies, Inc.*	121,776
100	Tekelec*	1,281

		2,031,960

Computers & Peripherals — 2.1%
7,265	Avid Technology, Inc.*	233,207
11,500	Emulex Corp.*	227,700
62,900	Novatel Wireless, Inc.*	1,354,237
7,000	Stratasys, Inc.*	308,070

		2,123,214

Construction & Engineering — 1.7%
11,705	Infrasource Services, Inc.*	405,227
27,500	Integrated Electrical Services, Inc.*	732,600
8,600	Perini Corp.*	528,126

		1,665,953

Construction Materials — 0.6%
7,295	Texas Industries, Inc.	574,919

Consumer Finance — 1.6%
3,200	AmeriCredit Corp.*	65,088
42,965	Cash America International, Inc.	1,573,378

		1,638,466

Diversified Consumer Services — 3.5%
12,500	CPI Corp.	734,250
2,500	ITT Educational Services, Inc.*	264,150
29,400	Pre-Paid Legal Services, Inc.	1,549,380
23,100	Sotheby’s	987,525

		3,535,305

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 0.1%
1,800	International Securities Exchange Holdings, Inc.	$118,260

Diversified Telecommunication Services — 2.4%
10,800	Aruba Networks, Inc.*	216,864
6,200	Cbeyond, Inc.*	219,294
40,300	NTELOS Holdings Corp.	1,080,040
45,800	Paetec Holding Corp.*	540,440
30,000	Premiere Global Services, Inc.*	349,200

		2,405,838

Electrical Equipment — 3.0%
1,900	Acuity Brands, Inc.	112,290
3,700	AZZ Inc*	131,350
11,300	Baldor Electric Co.	515,732
24,300	General Cable Corp.*	1,931,850
9,600	Powell Industries, Inc.*	322,656

		3,013,878

Electronic Equipment & Instruments — 3.6%
36,100	Agilysys, Inc.	693,481
5,100	Avnet, Inc.*	193,188
32,237	Coherent, Inc.*	933,261
31,465	Dolby Laboratories, Inc.*	1,046,526
800	OSI Systems, Inc.*	19,808
7,510	OYO Geospace Corp.*	583,828
10,100	PC Connection, Inc.*	135,744

		3,605,836

Energy Equipment & Services — 2.3%
3,700	Dawson Geophysical Co.*	202,057
44,100	Grey Wolf, Inc.*	326,781
9,800	Gulf Island Fabrication, Inc.	334,768
600	GulfMark Offshore, Inc.*	28,188
12,135	Lufkin Industries, Inc.	718,513
20,300	Matrix Service Co.*	468,727
39,400	Newpark Resources, Inc.*	249,402
1,300	Parker Drilling Co.*	12,246

		2,340,682

Food & Staples Retailing — 1.2%
8,700	Ingles Markets, Inc.	254,823
13,400	Longs Drug Stores Corp.	648,024
6,800	Nash Finch Co.	273,836
600	Spartan Stores, Inc.	17,562

		1,194,245

Food Products — 1.1%
7,900	Cal-Maine Foods, Inc.	143,464
39,400	Chiquita Brands International, Inc.*	691,864
6,900	Sanderson Farms, Inc.	275,103

		1,110,431

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 4.7%
41,800	Align Technology, Inc.*	$1,090,980
8,275	American Medical Systems Holdings, Inc.*	151,267
8,125	Arrow International, Inc.	359,044
4,800	Cynosure, Inc.*	149,856
3,700	Greatbatch, Inc.*	114,811
17,700	Immucor, Inc.*	551,532
8,300	Kinetic Concepts, Inc.*	510,284
4,000	Kyphon, Inc.*	262,480
29,800	Quidel Corp.*	443,424
12,700	Regeneration Technologies, Inc.*	136,144
19,725	Thoratec Corp.*	382,862
3,100	West Pharmaceutical Services, Inc.	143,468
14,300	Zoll Medical Corp.*	384,098

		4,680,250

Health Care Providers & Services — 2.3%
49,325	Animal Health International*	555,399
27,180	Centene Corp.*	587,360
400	Kindred Healthcare, Inc.*	10,712
42,695	Matria Healthcare, Inc.*	1,102,812
1,270	MWI Veterinary Supply, Inc.*	49,111

		2,305,394

Health Care Technology — 0.2%
9,800	Vital Imagesm, Inc.*	191,002

Hotels, Restaurants & Leisure — 1.4%
9,200	Applebee’s International, Inc.	226,320
22,900	Premier Exhibitions, Inc.*	379,224
4,700	Red Robin Gourmet Burgers, Inc.*	181,279
8,555	Vail Resorts, Inc.*	458,120
5,700	WMS Industries, Inc.	148,713

		1,393,656

Household Durables — 1.1%
16,500	Tempur-Pedic International, Inc.	513,975
16,345	Universal Electronics, Inc.*	575,998

		1,089,973

Household Products — 0.1%
700	Energizer Holdings, Inc.*	70,630

Industrial Conglomerates — 0.1%
2,100	Raven Industries, Inc.	71,442

Insurance — 0.2%
17,400	Amtrust Financial Services, Inc.	255,258

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail — 3.3%
27,300	Blue Nile, Inc.*(a)	$2,064,153
39,100	Shutterfly, Inc.*	1,006,825
8,700	Systemax, Inc.	181,395
5,463	US Auto Parts Network, Inc.*	48,348

		3,300,721

Internet Software & Services — 5.8%
5,700	AsiaInfo Holdings, Inc.*	46,797
83,800	Chordiant Software, Inc.*	1,198,340
115,100	CNET Networks, Inc.*	866,703
34,300	Greenfield Online, Inc.*	557,032
8,800	InfoSpace, Inc.	183,216
58,505	Internet Capital Group, Inc.*	668,127
29,600	Interwoven, Inc.*	409,960
50,105	Switch and Data Facilities Co., Inc.*	791,659
13,300	United Online, Inc.	187,796
20,000	ValueClick, Inc.*	427,600
22,500	Vignette Corp.*	473,400

		5,810,630

IT Services — 1.7%
9,700	CSG Systems International, Inc.*	242,694
50,600	Gartner, Inc.*	1,059,058
31,700	MPS Group, Inc.*	422,561

		1,724,313

Leisure Equipment & Products — 0.6%
5,200	Polaris Industries, Inc.	256,672
17,800	Sturm Ruger & Co., Inc.*	347,634

		604,306

Life Sciences Tools & Services — 2.9%
41,500	Albany Molecular Research, Inc.*	610,465
5,000	Dionex Corp.*	340,050
43,700	Pharmanet Development Group, Inc.*	1,223,600
12,600	Varian, Inc.*	757,764

		2,931,879

Machinery — 4.4%
7,500	Ampco-Pittsburgh Corp.	316,650
5,600	Hurco Cos, Inc.*	260,848
12,155	Kaydon Corp	646,767
35,400	RBC Bearings, Inc.*	1,352,634
63,690	Titan International, Inc.(a)	1,881,403

		4,458,302

Media — 1.4%
1,000	Belo Corp.	17,900
145,865	Entravision Communications Corp.*	1,365,297

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
400	Interactive Data Corp.	$10,940

		1,394,137

Metals & Mining — 0.1%
2,600	Brush Engineered Materials, Inc.*	98,462
600	Ryerson, Inc.	19,254

		117,716

Oil, Gas & Consumable Fuels — 3.2%
6,900	Atlas America, Inc.	335,064
81,500	Rosetta Resources, Inc.*	1,467,815
68,900	USEC, Inc.*	1,156,831
4,000	Western Refining, Inc.	222,000

		3,181,710

Paper & Forest Products — 0.7%
72,500	Domtar Corp.*	689,475

Pharmaceuticals — 3.8%
71,900	Caraco Pharmaceutical Laboratories Ltd.*	1,100,789
2,600	Medicis Pharmaceutical Corp.	74,178
1,800	Par Pharmaceutical Cos, Inc.*	42,642
59,100	POZEN, Inc.*	984,015
131,000	SuperGen, Inc.*	787,310
28,100	Watson Pharmaceuticals, Inc.*	854,802

		3,843,736

Real Estate Investment Trusts (REITs) — 3.8%
28,300	Anthracite Capital, Inc.	266,020
1,600	Arbor Realty Trust, Inc.	31,600
8,900	Cousins Properties, Inc.	228,819
12,100	Crescent Real Estate EQT Co.	273,218
900	Entertainment Properties Trust	40,095
2,300	iStar Financial, Inc.	83,559
11,100	National Health Investors, Inc.	350,760
29,900	Potlatch Corp.	1,306,331
2,500	Ramco-Gershenson Properties Trust	80,500
900	Resource Capital Corp.	8,523
31,500	Weingarten Realty Investors	1,153,215

		3,822,640

Road & Rail — 0.4%
16,200	Avis Budget Group, Inc.*	415,854

Semiconductors & Semiconductor Equipment — 3.5%
19,455	Advanced Energy Industries, Inc.*	344,548
4,800	Amkor Technology, Inc.*	59,328

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
3,100	Brooks Automation, Inc.*	$54,467
16,300	DSP Group, Inc.*	290,466
18,200	Exar Corp.*	257,166
1,800	Intersil Corp.	52,650
1,700	MKS Instruments, Inc.*	38,590
147,500	RF Micro Devices, Inc.*	1,023,650
175,200	Skyworks Solutions, Inc.*	1,387,584

		3,508,449

Software — 3.7%
35,200	Ansoft Corp.*	890,208
14,630	ANSYS, Inc.*	380,965
10,300	Double-Take Software, Inc.*	157,178
21,200	Manhattan Associates, Inc.*	590,844
9,600	Pegasystems, Inc.	101,184
13,500	SPSS, Inc.*	554,040
21,000	Synchronoss Technologies, Inc.*	763,560
13,000	Taleo Corp.*	279,630
1,700	THQ, Inc.*	48,892

		3,766,501

Specialty Retail — 2.1%
23,300	Aeropostale, Inc.*	887,264
1,955	Build-A-Bear Workshop, Inc.*	39,100
9,300	Gander Mountain Co.*	95,790
19,245	Genesco, Inc.*	972,835
6,100	The Pep Boys — Manny, Moe & Jack	103,273

		2,098,262

Textiles, Apparel & Luxury Goods — 1.8%
10,200	Deckers Outdoor Corp.*	1,051,620
11,800	Perry Ellis International, Inc.*	354,118
6,100	The Warnaco Group, Inc.*	220,271
4,865	Volcom, Inc.*	172,610

		1,798,619

Tobacco — 1.8%
214,157	Alliance One International, Inc.*	1,852,458

Wireless Telecommunication Services — 0.9%
37,000	USA Mobility, Inc.*	883,190

TOTAL COMMON STOCKS		$99,862,702

Shares	Interest Rate	Value
Securities Lending Collateral — 4.4%
4,418,350	Boston Global Investment Trust — Enhanced Portfolio 5.305%	$4,418,350

TOTAL INVESTMENTS — 103.7%		$104,281,052

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(3,742,559)

NET ASSETS — 100.0%		$100,538,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell Mini 2000 Index	14	September 2007	$1,106,732	$(28)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$101,617,984

Gross unrealized gain	9,301,726
Gross unrealized loss	(6,638,658)

Net unrealized security gain	$2,663,068

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 100.1%
Aerospace & Defense — 0.9%
44,000	AAR Corp.*	$1,312,520
107,300	Aerovironment, Inc.*	2,102,007
8,500	Curtiss-Wright Corp.	370,345
30,200	Herley Industries, Inc.*	429,142

		4,214,014

Air Freight & Logistics — 0.1%
10,300	Park-Ohio Holdings Corp.*	255,852

Airlines — 0.1%
41,188	ExpressJet Holdings, Inc.*	215,413

Auto Components — 1.8%
25,460	American Axle & Manufacturing Holdings, Inc.	616,132
203,485	Cooper Tire & Rubber Co.	4,678,120
21,100	Exide Technologies*	153,819
101,079	Modine Manufacturing Co.	2,587,623
2,000	Superior Industries International, Inc.	37,000

		8,072,694

Automobiles — 0.0%
10,000	Coachmen Industries, Inc.	79,800

Beverages — 0.2%
13,500	PepsiAmericas, Inc.	373,545
17,900	The Boston Beer Co., Inc.*	729,604

		1,103,149

Biotechnology — 0.6%
87,300	Omrix Biopharmaceuticals, Inc.*	2,503,764
2,400	Pharmion Corp.*	58,464

		2,562,228

Building Products — 0.2%
34,800	Owens Corning, Inc.*	1,058,964

Capital Markets — 2.4%
12,500	Capital Southwest Corp.	1,694,250
184,695	Cowen Group, Inc.*	2,652,220
45,200	GAMCO Investors, Inc.	2,347,688
255,000	SWS Group, Inc.	4,500,750

		11,194,908

Chemicals — 5.6%
2,000	Arch Chemicals, Inc.	70,760
244,063	CF Industries Holdings, Inc.	14,028,741
260,000	Ferro Corp.	5,811,000
26,800	Innospec, Inc.	737,804
9,700	NewMarket Corp.	450,371
9,500	OM Group, Inc.*	460,180

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
160,800	Sensient Technologies Corp.	$4,084,320

		25,643,176

Commercial Banks — 8.9%
29,300	Banco Latinoamericano de Exportaciones, S.A.	544,980
17,690	BankFinancial Corp.	244,122
49,500	City National Corp.	3,504,105
82,980	Community Bancorp*	1,942,562
930	Community Bank System, Inc.	16,731
22,157	East West Bancorp, Inc.	812,276
128,864	First Community Bancorp	6,471,550
12,570	First Merchants Corp.	254,542
29,900	First Republic Bank	1,637,025
33,700	FirstMerit Corp.	617,721
40,085	Horizon Financial Corp.	783,662
9,300	Omega Financial Corp.	222,828
63,691	Preferred Bank	2,445,734
334,889	Susquehanna Bancshares, Inc.(a)	5,793,580
21,947	SVB Financial Group*	1,156,168
23,582	UMB Financial Corp.	880,552
459,009	Umpqua Holdings Corp.	8,730,351
124,933	Wintrust Financial Corp.	4,923,609

		40,982,098

Commercial Services & Supplies — 2.2%
69,487	ABM Industries, Inc.	1,748,293
196,000	Bowne & Co., Inc.	3,398,640
1,394	Deluxe Corp.	52,637
86,000	PHH Corp.*	2,506,040
98,800	Spherion Corp.*	872,404
9,900	TeleTech Holdings, Inc.*	290,367
16,100	United Stationers, Inc.	1,026,214

		9,894,595

Communications Equipment — 1.6%
129,218	Andrew Corp.*	1,816,805
15,242	Dycom Industries, Inc.*	426,014
127,290	Loral Space & Communications, Inc.*	5,268,533

		7,511,352

Computers & Peripherals — 2.0%
425,500	Novatel Wireless, Inc.*	9,161,015

Construction & Engineering — 0.5%
88,900	Integrated Electrical Services, Inc.*	2,368,296

Consumer Finance — 1.2%
258,809	AmeriCredit Corp.*	5,264,175

Containers & Packaging — 0.4%
82,050	Myers Industries, Inc.	1,755,050

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services — 1.0%
11,022	CPI Corp.	$647,432
25,023	ITT Educational Services, Inc.*	2,643,930
22,958	Pre-Paid Legal Services, Inc.	1,209,887

		4,501,249

Diversified Telecommunication Services — 1.0%
19,900	Aruba Networks, Inc.*	399,592
27,500	Atlantic Tele-Network, Inc.	802,450
528,700	Cincinnati Bell, Inc.*	2,728,092
47,015	Premiere Global Services, Inc.*	547,255

		4,477,389

Electric Utilities — 2.3%
179,200	El Paso Electric Co.*	4,169,984
26,424	Otter Tail Corp.	778,451
240,000	Westar Energy, Inc.	5,524,800

		10,473,235

Electrical Equipment — 2.6%
72,519	Baldor Electric Co.	3,309,767
58,000	Belden, Inc.	3,177,240
8,000	C&D Technologies, Inc.*	38,560
295,000	GrafTech International Ltd.*	4,569,550
11,800	Superior Essex, Inc.*	411,230
4,466	Thomas & Betts Corp.*	275,999
5,000	Woodward Governor Co.	288,750

		12,071,096

Electronic Equipment & Instruments — 3.8%
507,265	Agilysys, Inc.	9,744,561
9,310	Avnet, Inc.*	352,663
15,300	Bell Microproducts, Inc.*	96,084
260,000	CTS Corp.	3,312,400
4,000	FLIR Systems, Inc.*	174,600
64,110	Gerber Scientific, Inc.*	665,462
33,171	Methode Electronics, Inc.	536,375
6,998	OSI Systems, Inc.*	173,270
39,130	Park Electrochemical Corp.	1,160,204
61,400	SYNNEX Corp.*	1,247,648

		17,463,267

Energy Equipment & Services — 0.9%
3,500	Dawson Geophysical Co.*	191,135
42,900	Global Industries, Ltd.*	1,111,110
45,000	Grey Wolf, Inc.*	333,450
4,200	Gulf Island Fabrication, Inc.	143,472
29,117	GulfMark Offshore, Inc.*	1,367,917
9,100	Trico Marine Services, Inc.*	322,595
12,000	W-H Energy Services, Inc.*	768,960

		4,238,639

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 1.3%
164,300	Ingles Markets, Inc.	$4,812,347
7,500	Nash Finch Co.	302,025
7,100	The Topps Co., Inc.	68,160
15,400	Weis Markets, Inc.	605,220

		5,787,752

Food Products — 1.9%
15,100	Cal-Maine Foods, Inc.	274,216
205,900	Chiquita Brands International, Inc.*	3,615,604
25,000	Farmer Bros. Co.	516,750
150,000	Flowers Foods, Inc.	3,075,000
13,000	Sanderson Farms, Inc.	518,310
10,600	The J. M. Smucker Co.	591,586

		8,591,466

Gas Utilities — 0.9%
30,000	Nicor, Inc.	1,182,300
15,000	ONEOK, Inc.	761,250
92,300	SEMCO Energy, Inc.*	703,326
24,311	Southern Union Co.	750,724
19,500	Southwest Gas Corp.	606,060

		4,003,660

Health Care Equipment & Supplies — 1.7%
45,000	Align Technology, Inc.*	1,174,500
6,500	Analogic Corp.	431,535
75,375	CONMED Corp.*	2,102,962
24,000	Edwards Lifesciences Corp.*	1,103,040
15,600	Inverness Medical Innovations, Inc.*	755,196
31,600	Kinetic Concepts, Inc.*	1,942,768
40,000	Regeneration Technologies, Inc.*	428,800

		7,938,801

Health Care Providers & Services — 1.2%
23,600	Centene Corp.*	509,996
25,000	Chemed Corp.	1,582,000
57,764	Kindred Healthcare, Inc.*	1,546,920
17,800	Landauer, Inc.	847,280
6,000	Odyssey HealthCare, Inc.*	64,860
20,000	Owens & Minor, Inc.	769,000

		5,320,056

Hotels, Restaurants & Leisure — 1.3%
4,412	Applebee’s International, Inc.	108,535
58,000	Churchill Downs, Inc.	2,695,840
40,700	Gaylord Entertainment Co.*	2,034,186
7,300	Landry’s Restaurants, Inc.	193,377
101,882	Magna Entertainment Corp.(a)	224,140
12,557	O’Charley’s, Inc.	222,636

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels Restaurants & Leisure — (continued)
33,800	The Steak n Shake Co.*	$507,000

		5,985,714

Household Durables — 0.2%
12,500	Avatar Holdings, Inc.*	811,625
400	Blyth, Inc.	8,928

		820,553

Household Products — 0.4%
20,300	Energizer Holdings, Inc.*	2,048,270

Independent Power Producers & Energy Traders — 0.0%
1,355	Mirant Corp.*	51,260

Industrial Conglomerates — 1.3%
21,500	Sequa Corp.*	3,549,650
30,000	Standex International Corp.	711,000
7,000	Teleflex, Inc.	535,010
74,500	Tredegar Corp.	1,367,820

		6,163,480

Insurance — 6.2%
7,344	Alleghany Corp.*	3,084,480
21,576	American Physicians Capital, Inc.*	818,162
21,300	Arch Capital Group Ltd.*	1,483,758
36,700	Argonaut Group, Inc.	1,010,351
200,000	CNA Surety Corp.*	3,380,000
19,800	Flagstone Reinsurance Holdings Ltd.	249,282
2,400	Infinity Property & Casualty Corp.	105,696
15,200	IPC Holdings, Ltd.	377,112
19,200	LandAmerica Financial Group, Inc.	1,470,528
135,900	Max Capital Group Ltd.	3,548,349
19,151	NYMAGIC, Inc.	696,713
135,499	Platinum Underwriters Holdings, Ltd.	4,498,567
20,200	RAM Holdings Ltd.*	198,970
40,900	Reinsurance Group of America, Inc.	2,180,379
116,100	Security Capital Assurance Ltd.	2,691,198
15,400	The Midland Co.	731,808
120,900	The Phoenix Cos., Inc.	1,667,211

		28,192,564

Internet & Catalog Retail — 1.0%
55,600	Blue Nile, Inc.*(a)	4,203,916
40,000	Valuevision Media, Inc.*	364,400

		4,568,316

Internet Software & Services — 2.6%
614,614	AsiaInfo Holdings, Inc.*	5,045,981
249,300	Chordiant Software, Inc.*	3,564,990
23,300	Greenfield Online, Inc.*	378,392
46,520	Interwoven, Inc.*	644,302

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — (continued)
7,968	Keynote Systems, Inc.*	$119,440
103,041	S1 Corp.*	749,108
5,700	United Online, Inc.	80,484
65,086	Vignette Corp.*	1,369,410

		11,952,107

IT Services — 0.2%
100,105	Ciber, Inc.*	759,797
8,642	Gartner, Inc.*	180,877

		940,674

Life Sciences Tools & Services — 1.4%
49,400	Cambrex Corp.	674,804
35,000	Invitrogen Corp.*	2,513,000
112,783	Pharmanet Development Group, Inc.*	3,157,924

		6,345,728

Machinery — 4.3%
56,500	Ampco-Pittsburgh Corp.	2,385,430
5,000	Barnes Group, Inc.	156,000
159,800	CIRCOR International, Inc.	6,372,824
52,281	Gorman-Rupp Co.	1,499,942
1,000	Mueller Industries, Inc.	36,880
119,500	Robbins & Myers, Inc.	6,301,235
12,500	Tecumseh Products Co.*	287,875
51,300	Tennant Co.	1,977,615
25,700	Watts Water Technologies, Inc.	897,187

		19,914,988

Marine — 0.3%
35,500	TBS International Ltd.*	1,362,135

Media — 4.4%
307,740	Belo Corp.	5,508,546
69,000	Crown Media Holdings, Inc.*(a)	474,720
50,000	Granite Broadcasting Corp.	—
1,751	Granite Broadcasting Corp.*	49,028
79,775	Gray Television, Inc.	642,189
131,100	Interactive Data Corp.	3,585,585
70,000	Journal Communications, Inc.	741,300
183,900	Lakes Entertainment, Inc.*	2,008,188
51,000	Lee Enterprises, Inc.	898,110
213,400	Lin TV Corp.*	3,230,876
50,951	Salem Communications Corp.*	432,574
181,900	Sinclair Broadcast Group, Inc.	2,371,976
45,000	Spanish Broadcasting System, Inc.*	143,100

		20,086,192

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 0.2%
25,667	Ryerson, Inc.	$823,654

Multi-Utilities — 0.8%
250,600	Aquila, Inc.*	947,268
50,700	CH Energy Group, Inc.	2,248,545
16,800	NorthWestern Corp.	454,608

		3,650,421

Oil, Gas & Consumable Fuels — 3.3%
16,200	General Maritime Corp.	421,200
9,100	Holly Corp.	613,249
138,300	Rosetta Resources, Inc.*	2,490,783
564,463	USEC, Inc.*	9,477,334
21,700	Western Refining, Inc.	1,204,350
22,433	Whiting Petroleum Corp.*	921,323

		15,128,239

Paper & Forest Products — 1.9%
814,763	Domtar Corp.*	7,748,396
40,000	Schweitzer-Mauduit International, Inc.	913,200

		8,661,596

Pharmaceuticals — 1.0%
35,300	Caraco Pharmaceutical Laboratories Ltd.*	540,443
29,300	POZEN, Inc.*	487,845
117,196	Watson Pharmaceuticals, Inc.*	3,565,102

		4,593,390

Real Estate Investment Trusts (REITs) — 8.5%
764,528	Anthracite Capital, Inc.	7,186,563
74,162	Arbor Realty Trust, Inc.	1,464,700
76,362	Crystal River Capital, Inc.	1,327,935
19,269	Entertainment Properties Trust	858,434
386,914	Equity One, Inc.	8,929,975
28,180	Gramercy Capital Corp.	681,674
16,900	iStar Financial, Inc.	613,977
367,876	Medical Properties Trust, Inc.(a)	4,120,211
41,700	MFA Mortgage Investments, Inc.	292,734
6,300	NorthStar Realty Finance Corp.	63,567
250,791	Potlatch Corp.	10,957,059
63,000	RAIT Financial Trust(a)	652,680
8,457	Ramco-Gershenson Properties Trust	272,315
22,217	Resource Capital Corp.	210,395
13,432	Senior Housing Properties Trust	232,105
76,200	Spirit Finance Corp.	1,107,186

		38,971,510

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development — 0.0%
1,900	Jones Lang LaSalle, Inc.	$208,582

Road & Rail — 0.4%
66,300	Avis Budget Group, Inc.*	1,701,921
2,900	Dollar Thrifty Automotive Group, Inc.*	107,068

		1,808,989

Semiconductors & Semiconductor Equipment — 1.1%
4,200	Exar Corp.*	59,346
601,263	Skyworks Solutions, Inc.*	4,762,003

		4,821,349

Software — 0.4%
25,000	FalconStor Software, Inc.*	259,750
19,118	Manhattan Associates, Inc.*	532,819
25,800	Synchronoss Technologies, Inc.*	938,088

		1,730,657

Specialty Retail — 1.5%
139,600	AutoNation, Inc.*	2,719,408
88,100	CSK Auto Corp.*	1,201,684
82,780	Midas, Inc.*	1,504,113
32,376	Sonic Automotive, Inc.	887,102
45,775	The Pep Boys — Manny, Moe & Jack	774,971

		7,087,278

Textiles, Apparel & Luxury Goods — 1.7%
57,000	Movado Group, Inc.	1,609,680
198,678	Perry Ellis International, Inc.*	5,962,327
8,000	Wolverine World Wide, Inc.	216,480

		7,788,487

Thrifts & Mortgage Finance — 3.1%
156,152	Bank Mutual Corp.	1,639,596
54,938	First Niagara Financial Group, Inc.	706,503
102,000	Flushing Financial Corp.	1,521,840
9,800	MAF Bancorp, Inc.	514,696
712,221	Provident Financial Services, Inc.	10,042,316

		14,424,951

Tobacco — 1.6%
626,322	Alliance One International, Inc.*	5,417,685
32,000	Universal Corp.	1,766,720

		7,184,405

Trading Companies & Distributors — 1.6%
223,900	Kaman Corp.	7,498,411

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — 2.1%
90,000	Centennial Communications Corp.*	$920,700
356,544	USA Mobility, Inc.*	8,510,705

		9,431,405

TOTAL COMMON STOCKS		$458,448,694

		Interest
Shares	Description	Rate	Value
Preferred Stock — 0.0%
1,500	Granite Broadcasting Corp.	12.750%	$—

		Expiration
Units		Month	Value
Warrants — 0.0%
4,378	Granite Broadcasting Corp.	06/2012	$21,890
635	Granite Broadcasting Corp.	06/2012	2,222

TOTAL WARRANTS			$24,112

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$458,472,806

Shares	Interest Rate	Value
Securities Lending Collateral — 2.4%
11,198,575	Boston Global Investment Trust — Enhanced Fund 5.305%	$11,198,575

TOTAL INVESTMENTS — 102.5%		$469,671,381

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(11,251,387)

NET ASSETS — 100.0%		$458,419,994

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell Mini 2000 Index	47	September 2007	$3,715,458	$(94)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$445,588,502

Gross unrealized gain	68,797,250
Gross unrealized loss	(44,714,371)

Net unrealized security gain	$24,082,879

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investments companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
Segregation Transactions — The Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 100.0%
Australia — 1.5%
44,595	BHP Billiton Ltd. ADR (a) (Materials)	$2,844,269

Brazil — 4.3%
162,560	Companhia Vale do Rio Doce ADR (Materials)	7,967,066

Canada — 10.6%
38,456	Bank of Nova Scotia (Banks)	1,782,573
107,000	Canadian National Railway Co. (Transportation)	5,577,910
7,000	Canadian Natural Resources Ltd. (Energy)	478,870
92,000	Canadian Pacific Railway Ltd. (Transportation)	6,801,560
51,000	Manulife Financial Corp (Insurance)	1,863,540
34,800	Suncor Energy, Inc. (Energy)	3,146,288

		19,650,741

Cyprus — 1.0%
107,314	Bank of Cyprus Public Co. Ltd. (Banks)	1,857,223

France — 9.2%
32,702	Ipsen SA
	(Pharmaceuticals, Biotechnology & Life Sciences)	1,734,546
11,895	Lafarge SA (Materials)	2,014,818
24,683	Sanofi-Aventis
	(Pharmaceuticals, Biotechnology & Life Sciences)	2,067,502
38,887	Total SA (Energy)	3,062,407
27,596	UbiSoft Entertainment SA* (Software & Services)	1,797,548
18,600	Vallourec SA (Capital Goods)	4,811,288
21,772	Vinci SA (Capital Goods)	1,559,584

		17,047,693

Germany — 9.6%
2,165	BASF AG (Materials)	280,013
16,200	BASF AG ADR (Materials)	2,097,090
23,992	Bayerische Motoren Werke AG
	(Automobiles & Components)	1,488,858
26,844	Bilfinger Berger AG (Capital Goods)	2,298,611
129,955	Deutsche Telekom AG (Telecommunication Services)	2,242,051
24,359	E.ON AG (Utilities)	3,833,052
18,450	Merck KGaA
	(Pharmaceuticals, Biotechnology & Life Sciences)	2,301,987

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
25,621	Rheinmetall AG (Capital Goods)	2,274,037
10,724	RWE AG (Utilities)	1,139,120

		17,954,819

Greece — 0.7%
37,560	OPAP SA (Consumer Services)	1,287,686

Hong Kong — 1.1%
161,400	Esprit Holdings Ltd. (Retailing)	2,156,913

India — 1.0%
3,085	Indiabulls Financial Services Ltd. GDR* (b)
	(Diversified Financials)	45,600
65,112	Satyam Computer Services Ltd. ADR
	(Software & Services)	1,735,886

		1,781,486

Israel — 0.8%
36,177	Teva Pharmaceutical Industries Ltd. ADR
	(Pharmaceuticals, Biotechnology & Life Sciences)	1,520,157

Italy — 5.9%
185,706	Mediobanca SpA (Diversified Financials)	3,896,700
178,165	Safilo Group SpA (Consumer Durables & Apparel)	960,353
104,331	Saipem SpA (Energy)	3,725,097
290,908	UniCredito Italiano SpA (Banks)	2,467,761

		11,049,911

Japan — 8.4%
18,000	Fanuc Ltd. (Capital Goods)	1,948,371
130,000	Hitachi Metals Ltd. (Materials)	1,573,023
36,000	JFE Holdings, Inc. (Materials)	2,468,882
37,000	Millea Holdings, Inc. (Insurance)	1,471,827
221,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,921,446
121,900	Nomura Holdings, Inc. (Diversified Financials)	2,313,823
305	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,756,359
73,000	Yamato Holdings Co. Ltd. (Transportation)	1,086,573

		15,540,304

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — 0.9%
19,646	Akzo Nobel NV (Materials)	1,617,996

Russia — 1.5%
18,852	LUKOIL ADR (Energy)	1,580,740
2,621	Sberbank RF GDR* (Banks)	1,194,112

		2,774,852

South Africa — 0.6%
88,312	Massmart Holdings Ltd. (Food & Staples Retailing)	1,030,479
4,643	Mondi Ltd. (Materials)	39,597

		1,070,076

South Korea — 1.4%
13,182	Kookmin Bank ADR (Banks)	1,130,884
6,240	Samsung Electronics Co. Ltd. GDR
	(Semiconductors & Semiconductor Equipment)	1,561,248

		2,692,132

Spain — 4.0%
131,299	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,214,250
82,658	Indra Sistemas SA (Software & Services)	2,146,824
90,350	Telefonica SA (Telecommunication Services)	2,114,491

		7,475,565

Sweden — 1.1%
113,594	Tele2 AB (Telecommunication Services)	1,974,963

Switzerland — 8.1%
61,209	ABB Ltd. (Capital Goods)	1,472,000
29,898	Credit Suisse Group (Diversified Financials)	1,950,304
9,312	Nestle SA (Food, Beverage & Tobacco)	3,577,463
46,924	Novartis AG
	(Pharmaceuticals, Biotechnology & Life Sciences)	2,531,068
12,786	Syngenta AG (Materials)	2,412,344
57,998	UBS AG (Diversified Financials)	3,205,339

		15,148,518

Taiwan — 1.0%
185,927	Taiwan Semiconductor Manufacturing Co. Ltd. ADR
	(Semiconductors & Semiconductor Equipment)	1,887,159

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 22.4%
42,254	Anglo American PLC (Materials)	2,453,195
106,834	Anglo American PLC ADR (a) (Materials)	3,152,201
281,685	BAE Systems PLC (Capital Goods)	2,387,986
274,980	Bodycote International (Capital Goods)	1,501,590
81,355	British American Tobacco PLC
	(Food, Beverage & Tobacco)	2,629,043
18,800	British American Tobacco PLC ADR
	(Food, Beverage & Tobacco)	1,223,692
16,553	Cadbury Schweppes PLC (Food, Beverage & Tobacco)	205,177
28,200	Cadbury Schweppes PLC ADR
	(Food, Beverage & Tobacco)	1,402,386
106,843	CSR PLC* (Technology Hardware & Equipment)	1,550,671
61,500	Diageo PLC (Food, Beverage & Tobacco)	1,256,198
53,600	Diageo PLC ADR (Food, Beverage & Tobacco)	4,378,048
98,075	GlaxoSmithKline PLC
	(Pharmaceuticals, Biotechnology & Life Sciences)	2,482,089
262,860	Invesco PLC (Diversified Financials)	3,286,164
191,613	Minerva PLC* (Real Estate)	1,105,706
191,822	Prudential PLC (Insurance)	2,637,963
133,607	Royal Bank of Scotland Group PLC (Banks)	1,590,693
38,213	Severn Trent PLC (Utilities)	991,823
265,249	Tesco PLC (Food & Staples Retailing)	2,178,647
817,463	Vodafone Group PLC (Telecommunication Services)	2,457,415
74,213	Wolseley PLC (Capital Goods)	1,618,259
82,650	WPP Group PLC (Media)	1,184,416

		41,673,362

United States — 4.9%
95,400	Schlumberger Ltd. (Energy)	9,036,288

TOTAL COMMON STOCKS		$186,009,179

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.4%
JPMorgan Chase Euro — Time Deposit
$788,695	5.252%	08/01/07	$788,695

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$186,797,874

		Interest
Shares	Description	Rate	Value
Securities Lending Collateral — 3.1%
5,730,500	Boston Global Investment Trust — Enhanced Portfolio	5.305%	$5,730,500

TOTAL INVESTMENTS — 103.5%			$192,528,374

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%			(6,563,399)

NET ASSETS — 100.0%			$185,964,975

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $45,600, which represents approximately 0.0% of net assets as of July 31, 2007.

For information on the mutual funds, please call out toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

As a % of
Investments Industry Classifications †	Net Assets

Automobiles & Components	0.8%
Banks	8.6
Capital Goods	10.7
Consumer Durables & Apparel	0.5
Consumer Services	0.7
Diversified Financials	7.9
Energy	11.3
Food & Staples Retailing	1.7
Food, Beverage & Tobacco	7.9
Insurance	3.2
Materials	16.6
Media	0.6
Pharmaceuticals, Biotechnology & Life Sciences	6.8
Real Estate	0.6
Retailing	1.2
Semiconductors & Semiconductor Equipment	1.9
Short-term Investments #	3.5
Software & Services	3.1
Technology Hardware & Equipment	0.8
Telecommunication Services	4.7
Transportation	7.2
Utilities	3.2

TOTAL INVESTMENTS	103.5%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include short-term obligations and securities lending collateral.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$172,480,292

Gross unrealized gain	24,757,907
Gross unrealized loss	(4,709,825)

Net unrealized security gain	$20,048,082

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to certain depositary receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the advisor by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (‘‘SEC’’) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (‘‘BGA’’), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 18, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	October 18, 2007

* Print the name and title of each signing officer under his or her signature.